intangible assets and goodwill - Business acquisitions - prior period (Details) - Business that is complimentary to existing lines $ in Millions	6 Months Ended
Jun. 30, 2023 CAD ($)
Intangible assets and goodwill
Increase in income and other taxes receivable	$ 19
Decrease in goodwill	44
Increase (decrease) in accounts receivable	19
Decrease in deferred tax liabilities	(17)
Customer contracts and related customer relationships
Intangible assets and goodwill
Increase (decrease) in intangible assets subject to amortization	118
Software
Intangible assets and goodwill
Increase (decrease) in intangible assets subject to amortization	$ 179